UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number: ____
   This Amendment (Check only one.): [  ]  is a restatement
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       Cincinnati Financial Corporation
Address:    6200 South Gilmore Road
            Fairfield, Ohio 45014

13F File Number: 028-10798

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Martin F. Hollenbeck
Title:   Chief Investment Officer
Phone:   (513) 870-2000

Signature, Place and Date of Signing:

/s/ Martin F. Hollenbeck        Fairfield, Ohio          November 8, 2011
------------------------        ---------------          ----------------


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

No.       File No.    Name
01        28-10753    The Cincinnati Insurance Company
02        28-10754    The Cincinnati Life Insurance Company
03        28-10755    The Cincinnati Casualty Company
04        28-10756    The Cincinnati Indemnity Company
05        28-12741    The Cincinnati Specialty Underwriters Insurance Company
06                    CSU Producer Resources, Inc.


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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers           0
                                            -------

Form 13F Information Table Entry Total:     61
                                            -------

Form 13F Information Table Value Total      719,939
                                            -------
                                            (thousands)

List of Other Included Managers:  None


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

                                         Column 2        Column 3              Column 4       Column 5
              Issuer                  Title of Class      Cusip               FMV (000)  Shares/Principal    SH/PRN
3M CO                                COMMON             88579Y101                13,568         189,000        SH
ABBOTT LABORATORIES                  COMMON             002824100                11,138         217,800        SH
AGL RESOURCES INC                    COMMON             001204106                25,911         635,997        SH
AMERIGAS PARTNERS-LP                 COMMON             030975106                   348           7,900        SH
AT&T INC                             COMMON             00206R102                15,458         542,000        SH
AUTOMATIC DATA PROCESSING            COMMON             053015103                 4,715         100,000        SH
BAXTER INTERNATIONAL INC             COMMON             071813109                13,193         235,000        SH
BLACKROCK INC                        COMMON             09247X101                 5,180          35,000        SH
BOARDWALK PIPELINE PARTNERS          COMMON             096627104                   673          26,238        SH
BUCKEYE PARTNERS LP                  COMMON             118230101                 1,896          30,335        SH
CHEVRON CORP                         COMMON             166764100                22,222         240,000        SH
CISCO SYSTEMS INC                    COMMON             17275R102                19,530       1,260,000        SH
CONOCOPHILLIPS                       COMMON             20825C104                 6,332         100,000        SH
COPANO ENERGY LLC-UNITS              COMMON             217202100                   700          23,497        SH
DOVER CORP                           COMMON             260003108                34,055         730,800        SH
DUKE ENERGY CORP                     COMMON             26441C105                25,107       1,256,000        SH
EL PASO PIPELINE PARTNERS LP         COMMON             283702108                 1,486          41,896        SH
EMERSON ELECTRIC CO                  COMMON             291011104                11,230         271,845        SH
ENBRIDGE ENERGY PARTNERS LP          COMMON             29250R106                 1,628          59,253        SH
ENDOCYTE INC                         COMMON             29269A102                 6,890         650,000        SH
ENERGY TRANSFER EQUITY LP            COMMON             29273V100                 2,034          58,478        SH
ENERGY TRANSFER PARTNERS LP          COMMON             29273R109                 2,333          56,895        SH
ENTERPRISE PRODUCTS PARTNERS         COMMON             293792107                 7,544         187,893        SH
GENERAL MILLS INC                    COMMON             370334104                 5,658         147,000        SH
GENUINE PARTS CO                     COMMON             372460105                41,808         823,000        SH
HONEYWELL INTERNATIONAL INC          COMMON             438516106                41,605         947,500        SH
INERGY LP                            COMMON             456615103                   979          39,135        SH
INTEL CORP                           COMMON             458140100                14,523         680,700        SH
INTL BUSINESS MACHINES CORP          COMMON             459200101                29,728         170,000        SH
JOHNSON & JOHNSON                    COMMON             478160104                19,107         300,000        SH
KINDER MORGAN ENERGY PRTNRS          COMMON             494550106                 5,009          73,249        SH
LINEAR TECHNOLOGY CORP               COMMON             535678106                21,960         794,200        SH
LINN ENERGY LLC-UNITS                COMMON             536020100                 2,274          63,761        SH
MAGELLAN MIDSTREAM PARTNERS          COMMON             559080106                 2,497          41,336        SH
MARKWEST ENERGY PARTNERS LP          COMMON             570759100                 1,247          27,139        SH
MCDONALD'S CORP                      COMMON             580135101                39,312         447,638        SH
MEDTRONIC INC                        CONVERTIBLE DEB    585055AM8                 2,353       2,350,000        PRN
MEDTRONIC INC                        CONVERTIBLE DEB    585055AK2                 1,902       1,900,000        PRN
MERIDIAN BIOSCIENCE INC              COMMON             589584101                12,277         780,000        SH
MICROCHIP TECHNOLOGY INC             COMMON             595017104                18,977         610,000        SH
MICROSOFT CORP                       COMMON             594918104                23,023         925,000        SH
NUSTAR ENERGY LP                     COMMON             67058H102                   996          19,044        SH
ONEOK PARTNERS LP                    COMMON             68268N103                 1,997          42,839        SH
PAYCHEX INC                          COMMON             704326107                21,096         800,000        SH
PEPSICO INC                          COMMON             713448108                47,013         759,500        SH
PFIZER INC                           COMMON             717081103                 6,966         394,000        SH
PLAINS ALL AMER PIPELINE LP          COMMON             726503105                 2,626          44,561        SH
PRAXAIR INC                          COMMON             74005P104                10,563         113,000        SH
PROCTER & GAMBLE CO/THE              COMMON             742718109                 3,153          49,900        SH
REGENCY ENERGY PARTNERS LP           COMMON             75885Y107                   963          43,001        SH
RPM INTERNATIONAL INC                COMMON             749685103                15,422         824,725        SH
SPECTRA ENERGY CORP                  COMMON             847560109                 4,805         195,900        SH
SUBURBAN PROPANE PARTNERS LP         COMMON             864482104                   646          13,928        SH
SUNOCO LOGISTICS PARTNERS LP         COMMON             86764L108                   798           9,014        SH
SYSCO CORP                           COMMON             871829107                19,519         753,613        SH
TARGA RESOURCES PARTNERS LP          COMMON             87611X105                   861          26,201        SH
TC PIPELINES LP                      COMMON             87233Q108                   311           7,100        SH
U S BANCORP                          COMMON             902973304                 2,354         100,000        SH
VERIZON COMMUNICATIONS INC           COMMON             92343V104                25,123         682,700        SH
WAL-MART STORES INC                  COMMON             931142103                35,887         691,464        SH
WILLIAMS PARTNERS LP                 COMMON             96950F104                 1,430          26,367        SH
                                                                                719,939

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

                                         Column 6        Column 7       Column 8
              Issuer                  Investment Dis     Oth Mgrs           Sole      Shared       None
3M CO                                SOLE                                189,000         -           -
ABBOTT LABORATORIES                  SOLE                                217,800         -           -
AGL RESOURCES INC                    SOLE                                635,997         -           -
AMERIGAS PARTNERS-LP                 SOLE                                  7,900         -           -
AT&T INC                             SOLE                                542,000         -           -
AUTOMATIC DATA PROCESSING            SOLE                                100,000         -           -
BAXTER INTERNATIONAL INC             SOLE                                235,000         -           -
BLACKROCK INC                        SOLE                                 35,000         -           -
BOARDWALK PIPELINE PARTNERS          SOLE                                 26,238         -           -
BUCKEYE PARTNERS LP                  SOLE                                 30,335         -           -
CHEVRON CORP                         SOLE                                240,000         -           -
CISCO SYSTEMS INC                    SOLE                              1,260,000         -           -
CONOCOPHILLIPS                       SOLE                                100,000         -           -
COPANO ENERGY LLC-UNITS              SOLE                                 23,497         -           -
DOVER CORP                           SOLE                                730,800         -           -
DUKE ENERGY CORP                     SOLE                              1,256,000         -           -
EL PASO PIPELINE PARTNERS LP         SOLE                                 41,896         -           -
EMERSON ELECTRIC CO                  SOLE                                271,845         -           -
ENBRIDGE ENERGY PARTNERS LP          SOLE                                 59,253         -           -
ENDOCYTE INC                         SOLE                                650,000         -           -
ENERGY TRANSFER EQUITY LP            SOLE                                 58,478         -           -
ENERGY TRANSFER PARTNERS LP          SOLE                                 56,895         -           -
ENTERPRISE PRODUCTS PARTNERS         SOLE                                187,893         -           -
GENERAL MILLS INC                    SOLE                                147,000         -           -
GENUINE PARTS CO                     SOLE                                823,000         -           -
HONEYWELL INTERNATIONAL INC          SOLE                                947,500         -           -
INERGY LP                            SOLE                                 39,135         -           -
INTEL CORP                           SOLE                                680,700         -           -
INTL BUSINESS MACHINES CORP          SOLE                                170,000         -           -
JOHNSON & JOHNSON                    SOLE                                300,000         -           -
KINDER MORGAN ENERGY PRTNRS          SOLE                                 73,249         -           -
LINEAR TECHNOLOGY CORP               SOLE                                794,200         -           -
LINN ENERGY LLC-UNITS                SOLE                                 63,761         -           -
MAGELLAN MIDSTREAM PARTNERS          SOLE                                 41,336         -           -
MARKWEST ENERGY PARTNERS LP          SOLE                                 27,139         -           -
MCDONALD'S CORP                      SOLE                                447,638         -           -
MEDTRONIC INC                        SOLE                                      -         -           -
MEDTRONIC INC                        SOLE                                      -         -           -
MERIDIAN BIOSCIENCE INC              SOLE                                780,000         -           -
MICROCHIP TECHNOLOGY INC             SOLE                                610,000         -           -
MICROSOFT CORP                       SOLE                                925,000         -           -
NUSTAR ENERGY LP                     SOLE                                 19,044         -           -
ONEOK PARTNERS LP                    SOLE                                 42,839         -           -
PAYCHEX INC                          SOLE                                800,000         -           -
PEPSICO INC                          SOLE                                759,500         -           -
PFIZER INC                           SOLE                                394,000         -           -
PLAINS ALL AMER PIPELINE LP          SOLE                                 44,561         -           -
PRAXAIR INC                          SOLE                                113,000         -           -
PROCTER & GAMBLE CO/THE              SOLE                                 49,900         -           -
REGENCY ENERGY PARTNERS LP           SOLE                                 43,001         -           -
RPM INTERNATIONAL INC                SOLE                                824,725         -           -
SPECTRA ENERGY CORP                  SOLE                                195,900         -           -
SUBURBAN PROPANE PARTNERS LP         SOLE                                 13,928         -           -
SUNOCO LOGISTICS PARTNERS LP         SOLE                                  9,014         -           -
SYSCO CORP                           SOLE                                753,613         -           -
TARGA RESOURCES PARTNERS LP          SOLE                                 26,201         -           -
TC PIPELINES LP                      SOLE                                  7,100         -           -
U S BANCORP                          SOLE                                100,000         -           -
VERIZON COMMUNICATIONS INC           SOLE                                682,700         -           -
WAL-MART STORES INC                  SOLE                                691,464         -           -
WILLIAMS PARTNERS LP                 SOLE                                 26,367         -           -

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